UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche Select Alternative Allocation Fund

	Shares	Value ($)
Mutual Funds 65.9%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	2,409,789	28,893,373
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	3,961,046	36,164,351
Deutsche Floating Rate Fund "Institutional" (a)	1,401,886	11,775,845
Deutsche Global Inflation Fund "Institutional" (a)	3,270,484	32,704,841
Deutsche Global Infrastructure Fund "Institutional" (a)	1,615,065	21,512,668
Deutsche Global Real Estate Securities Fund "Institutional" (a)	224,376	1,952,069
Deutsche Real Estate Securities Fund "Institutional" (a)	578,215	12,339,113
Total Mutual Funds (Cost $139,818,710)		145,342,260
Exchange-Traded Funds 19.8%
SPDR Bloomberg Barclays Convertible Securities ETF	542,394	24,841,645
VanEck Vectors JPMorgan EM Local Currency Bond ETF	835,832	14,476,610
WisdomTree Emerging Markets Local Debt Fund	123,169	4,325,695
Total Fixed Income - Exchange-Traded Funds (Cost $43,004,197)		43,643,950
Cash Equivalents 4.0%
Deutsche Central Cash Management Government Fund, 0.38% (b) (Cost $8,917,138)	8,917,138	8,917,138
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $191,740,045) †	89.7	197,903,348
Other Assets and Liabilities, Net	10.3	22,723,304
Net Assets	100.0	220,626,652

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $198,468,646. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $565,298. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,391,820 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,957,118.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
EM: Emerging Markets
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2016 is as follows:

Affiliate	Value ($) at August 31, 2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2016
Deutsche Diversified Market Neutral Fund	24,581,693	—	24,631,092	(2,186,424)	—	—	—
Deutsche Enhanced Commodity Strategy Fund	29,721,807	1,028,167	1,726,000	(513,171)	1,028,167	—	28,893,373
Deutsche Enhanced Emerging Markets Fixed Income Fund	33,566,926	5,517,741	1,196,000	(155,886)	389,741	—	36,164,351
Deutsche Floating Rate Fund	12,313,063	148,278	715,000	(32,047)	148,278	—	11,775,845
Deutsche Global Inflation Fund	35,576,817	—	2,030,000	23,747	—	—	32,704,841
Deutsche Global Infrastructure Fund	24,270,848	26,188	1,336,000	483,198	26,188	—	21,512,668
Deutsche Global Real Estate Securities Fund	7,299,257	—	4,803,000	2,256,445	—	—	1,952,069
Deutsche Real Estate Securities Fund	14,435,594	65,211	775,000	(37,065)	65,211	—	12,339,113
Central Cash Management Government Fund	3,417,246	24,779,095	19,279,203	—	7,367	—	8,917,138
Total	185,183,251	31,564,680	56,491,295	(161,203)	1,664,952	—	154,259,398

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$145,342,260	$—	$—	$145,342,260
Exchange-Traded Fund	43,643,950	—	—	43,643,950
Short-Term Investments	8,917,138	—	—	8,917,138
Total	$197,903,348	$—	$—	$197,903,348

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Select Alternative Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017